Mineral Properties, Plant and Equipment - Rollforward of Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	$ 2,344,551	$ 2,415,006
Additions	300,617	266,474
Disposals	(17,124)	(18,292)
Depreciation, property, plant and equipment	(321,154)	(304,293)
Depreciation charge captured in inventory	(19,470)	(21,249)
(Impairment charges) reversals	(99,064)	0
Transfers	0	0
Closure and decommissioning – changes in estimate (Note 16)	37,998	6,905
Carrying value, ending	2,226,354	2,344,551
Cost	5,863,678	5,612,118
Depreciation and amortization included in mine care and maintenance	(5,100)	(1,300)
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(3,267,567)
Carrying value, ending	(3,637,324)	(3,267,567)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	474,727	679,531
Additions	20,470	16,766
Disposals	(5,785)	(4,542)
Depreciation, property, plant and equipment	(113,383)	(136,072)
Depreciation charge captured in inventory	0	0
(Impairment charges) reversals	(24,863)
Transfers	41,817	(80,956)
Closure and decommissioning – changes in estimate (Note 16)	0	0
Carrying value, ending	392,983	474,727
Cost	1,281,366	1,288,392
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(813,665)
Carrying value, ending	(888,383)	(813,665)
Depletable, Reserves and Resources [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	1,115,905	996,745
Additions	237,339	210,484
Disposals	(11,339)	(1,435)
Depreciation, property, plant and equipment	(201,277)	(166,116)
Depreciation charge captured in inventory	(19,470)	(21,249)
(Impairment charges) reversals	(73,723)
Transfers	(122,720)	90,571
Closure and decommissioning – changes in estimate (Note 16)	37,998	6,905
Carrying value, ending	962,713	1,115,905
Cost	3,123,604	3,140,594
Depletable, Reserves and Resources [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(2,024,689)
Carrying value, ending	(2,160,891)	(2,024,689)
Non-depletable, Reserves and Resources [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	327,424	307,080
Additions	42,808	31,971
Disposals	0	0
Depreciation, property, plant and equipment	(6,494)	(2,105)
Depreciation charge captured in inventory	0	0
(Impairment charges) reversals	(478)
Transfers	78,860	(9,522)
Closure and decommissioning – changes in estimate (Note 16)	0	0
Carrying value, ending	442,120	327,424
Cost	617,364	343,705
Non-depletable, Reserves and Resources [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(16,281)
Carrying value, ending	(175,244)	(16,281)
Non-depletable, Exploration and Evaluation [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	426,495	431,650
Additions	0	7,253
Disposals	0	(12,315)
Depreciation, property, plant and equipment	0	0
Depreciation charge captured in inventory	0	0
(Impairment charges) reversals	0
Transfers	2,043	(93)
Closure and decommissioning – changes in estimate (Note 16)	0	0
Carrying value, ending	428,538	426,495
Cost	841,344	839,427
Non-depletable, Exploration and Evaluation [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(412,932)
Carrying value, ending	$ (412,806)	$ (412,932)